Label	Element	Value
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Artivion, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | StoneX Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | iRadimed Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | InterDigital, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Huron Consulting Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Phibro Animal Health Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Red Violet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Archrock, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Sanmina Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Mueller Industries, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.70%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.50%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.60%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
AAM Sawgrass U.S. Small Cap Quality Growth ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%